Interest Expense (Income)	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Interest Expense (Income)

18. Interest Expense (Income)

The components of net interest expense are as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Interest expense	$187,282	$181,179	$177,543
Interest income	(13,702)	(11,935)	(4,012)

Interest expense, net	$173,580	$169,244	$173,531

Interest paid was $186.8 million in 2017 ($183.4 million in 2016 and $180.0 million in 2015).